CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Comprehensive income (loss)	$ 23,916,000	$ (71,669,000)	$ (97,744,000)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	1,647,000	5,675,000	10,212,000
Depreciation	1,445,000	2,136,000	1,914,000
Amortization of intangible assets	545,000	6,018,000	16,235,000
Adjustments For Gains From The Transfer Of Rights In Movantik And Extinguishment Of Debt Obligations	(56,082,000)
Adjustments For Gains From Early Termination Of Leases Net	(543,000)
Non-cash expenses related to borrowing and payable in respect of intangible assets purchase		33,151,000	5,366,000
Fair value gains on derivative financial instruments and changes in royalty obligation	5,359,000	(13,422,000)	5,000
Adjustments For Loss From Modification Of Warrants Terms As Part Of A New Issuance.	1,459,000
Adjustment For Issuance Cost In respect Of Warrants	2,034,000	958,000
Exchange differences and revaluation of bank deposits	19,000	(40,000)	118,000
Total adjustments in respect of income and expenses not involving cash flow	(44,117,000)	34,476,000	33,850,000
Changes in assets and liability items:
Decrease (increase) in trade receivables	31,930,000	(2,845,000)	(3,021,000)
Decrease in prepaid expenses and other receivables	1,586,000	274,000	860,000
Decrease (increase) in inventories	2,387,000	3,801,000	(8,285,000)
Increase (decrease) in accounts payable	(952,000)	(7,434,000)	111,000
(Decrease) in accrued expenses and other liabilities	(13,354,000)	(2,947,000)	(3,186,000)
Increase (decrease) in allowance for deductions from revenue	(37,216,000)	17,159,000	12,368,000
Total changes in assets and liability items	(15,619,000)	8,008,000	(1,153,000)
Net cash used in operating activities	(35,820,000)	(29,185,000)	(65,047,000)
INVESTING ACTIVITIES:
Purchase of fixed assets	(11,000)	(198,000)	(115,000)
Change In Investment In Current Bank Deposits Classed As Investing Activities	15,000	8,500,000	(8,500,000)
Proceeds from sale of financial assets at fair value through profit or loss			475,000
Net cash provided by investing activities	4,000	8,302,000	(8,140,000)
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	13,959,000	23,806,000	78,536,000
Proceeds from exercise of options			4,006,000
Repayment of payable in respect of intangible asset purchase	(6,555,000)	(10,878,000)	(7,397,000)
Decrease in restricted cash	15,210,000
Payment of principal with respect to lease liabilities	(1,175,000)	(1,475,000)	(1,683,000)
Net cash provided by provided by financing activities	21,439,000	11,453,000	73,462,000
DECREASE IN CASH AND CASH EQUIVALENTS	(14,377,000)	(9,430,000)	275,000
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(22,000)	(76,000)	(96,000)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	19,968,000	29,474,000	29,295,000
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF PERIOD	5,569,000	19,968,000	29,474,000
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	138,000	84,000	47,000
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	367,000	8,182,000	11,280,000
Acquisition of right-of-use assets by means of lease liabilities	270,000	5,590,000	$ 303,000
Decrease in lease liability (with corresponding decrease in right of use asset in amount of $4,117) resulting from early termination of lease	5,413,000	$ 587,000
Decrease in Intangible asset	(59,503,000)
Decrease in Inventories	(4,233,000)
Decrease in Payable in respect of Intangible asset	4,602,000
Decrease in Borrowing	115,216,000
Gains From The Transfer Of The Rights In Movantik And Extinguishment Of Debt Obligations	$ 56,082,000